RELATED PARTY TRANSACTION - MIKAH PURCHASE AGREEMENT AND NOTE PAYABLE; HAKIM EMPLOYMENT AGREEMENT (Tables)	9 Months Ended
Dec. 31, 2013
Debt Disclosure [Abstract]
Schedule Of Debt Aggregate Cost Equal And Net Present Value [Table Text Block]
The cost assigned to the ANDA’s was evaluated for fairness, summarized as follows:

Face value of Note	$10,000,000
Net present value of Note at date of issuance	5,597,317
Aggregate cost of ANDA’s acquired	5,597,317
Debt discount at date of Note issuance	4,140,018

Schedule Of Amortization Of Debt Discount To Interest Expense [Table Text Block]
The debt discount is being amortized to interest expense over the life of the Mikah Note, using the interest method, with such amortization being summarized as follows:

	For the Three Months Ended December 31,		For the Nine Months Ended December 31,
	2013	2012	2013	2012

Interest expense on note payable to Mikah Pharma LLC	$286,414	—	$469,805	—